SEGMENTED INFORMATION (Schedule of operation segments information) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Net Sales	$ 21,460	$ 8,943	$ 40,779	$ 13,144	$ 37,171	$ 8,980
Gross Profit	3,960	3,319	9,306	5,547	14,414	2,425
Net Income (Loss)	(36,991)	(23,052)	(40,178)	(29,307)	(52,629)	(21,361)
Total assets	30,479		30,479		80,987	85,479
Commercial & Wholesale [Member]
Segment Reporting Information [Line Items]
Net Sales	10,797	0	18,755	0	201	3
Gross Profit					(150)	(14)
Net Income (Loss)	(6,710)	0	(6,737)	0	(1,643)	(1,076)
Total assets	11,129		11,129		22,225	3,040
House of Brands [Member]
Segment Reporting Information [Line Items]
Net Sales	13,000	10,810	26,765	15,793	40,531	6,254
Gross Profit					13,592	1,256
Net Income (Loss)	(28,763)	(17,354)	(29,118)	(18,016)	(31,764)	(1,197)
Total assets	16,317		16,317		48,950	36,912
Pharmaceuticals [Member]
Segment Reporting Information [Line Items]
Net Sales	0	0	0	0	2,543	3,190
Gross Profit					972	1,650
Net Income (Loss)	(36)	0	(81)	0	(1,229)	311
Total assets	1,159		1,159		3,313	4,602
Corp & Eliminations [Member]
Segment Reporting Information [Line Items]
Net Sales	(2,337)	(1,867)	(4,741)	(2,649)	(6,104)	(467)
Gross Profit					0	(467)
Net Income (Loss)	(1,482)	$ (5,698)	(4,242)	$ (11,291)	(17,993)	(19,399)
Total assets	$ 1,874		$ 1,874		$ 6,499	$ 40,925